SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

DWS Total Return Bond Fund

The following information is added to existing disclosure in the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information:
Effective October 1, 2024, DWS Total Return Bond Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.350% on the first $1.5 billion of the fund’s average daily net assets, 0.335% on the next $1.75 billion of the fund’s average daily net assets, 0.320% on the next $1.75 billion of the fund’s average daily net assets, 0.305% on the next $2.5 billion of the fund’s average daily net assets, 0.295% on the next $2.5 billion of the fund’s average daily net assets, 0.275% on the next $2.5 billion of the fund’s average daily net assets, and 0.265% of the fund’s average daily net assets thereafter. Prior to October 1, 2024, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.400% on the first $1.5 billion of the fund’s average daily net assets, 0.385% on the next $1.75 billion of the fund’s average daily net assets, 0.370% on the next $1.75 billion of the fund’s average daily net assets, 0.355% on the next $2.5 billion of the fund’s average daily net assets, 0.345% on the next $2.5 billion of the fund’s average daily net assets, 0.325% on the next $2.5 billion of the fund’s average daily net assets, and 0.315% of the fund’s average daily net assets thereafter.
Effective October 1, 2024, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:
Fund Name	Management Fee Rate
DWS Total Return Bond Fund	First $1.5 billion 0.350% Next $1.75 billion 0.335% Next $1.75 billion 0.320% Next $2.5 billion 0.305% Next $2.5 billion 0.295% Next $2.5 billion 0.275% Thereafter 0.265%
Please Retain This Supplement for Future Reference
September 23, 2024
SAISTKR24-27